UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aurelius Capital Management, LP
           --------------------------------------------------
Address:   53 Forest Avenue
           --------------------------------------------------
           2nd Floor
           --------------------------------------------------
           Old Greenwich, CT  06870
           --------------------------------------------------

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Norman F. LeBlanc
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     (203) 344-3090
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Norman F. LeBlanc             Old Greenwich, CT           5/15/08
   ------------------------   ------------------------------  ----------
         [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            19
                                               -------------

Form 13F Information Table Value Total:           122,617
                                               -------------
                                               (in thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    None


                                                   FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                                                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
----------------------------  -------------- ---------  -------- ---------  ---- ---- ----------- ---------  ------- ------- -----
BEAR STEARNS COS INC               COM       073902108    3,147   300,000    SH  CALL     SOLE               300,000
BEAR STEARNS COS INC               COM       073902108    3,147   300,000    SH   PUT     SOLE               300,000
BEAR STEARNS COS INC               COM       073902108    6,049   576,650    SH           SOLE               576,650
MERRILL LYNCH & CO INC             COM       590188108   16,296   400,000    SH   PUT     SOLE               400,000
WACHOVIA CORP NEW                  COM       929903102    2,700   100,000    SH   PUT     SOLE               100,000
BANK OF AMERICA CORPORATION        COM       060505104    3,412    90,000    SH           SOLE                90,000
BANK OF AMERICA CORPORATION        COM       060505104    7,582   200,000    SH   PUT     SOLE               200,000
NATIONAL CITY CORP                 COM       635405103      995   100,000    SH   PUT     SOLE               100,000
FEDERAL NATL MTG ASSN              COM       313586109    5,264   200,000    SH   PUT     SOLE               200,000
LEHMAN BROS HLDGS INC              COM       524908100    9,975   265,000    SH   PUT     SOLE               265,000
PRINCIPAL FINANCIAL GROUP IN       COM       74251V102    4,458    80,000    SH   PUT     SOLE                80,000
COSTCO WHSL CORP NEW               COM       22160K105   12,994   200,000    SH   PUT     SOLE               200,000
YRC WORLDWIDE INC                  COM       984249102    2,624   200,000    SH   PUT     SOLE               200,000
CALPINE CORP                     COM NEW     131347304    3,874   210,302    SH           SOLE               210,302
INDYMAC BANCORP INC            WIRES 2031    456607209    7,625   396,100    SH           SOLE               396,100
ISHARES INC                    MSCI BRAZIL   464286400   13,480   175,000    SH   PUT     SOLE               175,000
E M C CORP MASS                    COM       268648102      591    41,198    SH           SOLE                41,198
VMWARE INC                      CL A COM     928563402    3,959    92,450    SH           SOLE                92,450
LOEWS CORP                         COM       540424108   14,445   359,144    SH           SOLE               359,144



                                                        122,617